Real Estate Pro Forma Operating Information (Details) (LTI Property, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
LTI Property
Business Acquisition [Line Items]
Revenue	$ 226,681	$ 138,186
Net income (loss)	29,343	(28,042)
Net income (loss) attributable to noncontrolling interests	391	(4,586)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(355)	(318)
Net loss attributable to common stockholders	$ 10,368	$ (26,742)
Net income (loss) attributable to common stockholders per share, basic and diluted	$ 0.09	$ (1.05)